Offerings - Offering: 1	Jan. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 6,098,830.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 842.25
Offering Note	(1) The Registrant previously registered the offer, issuance and sale of certain securities, including its Class A Common Stock, par value $0.0001 per share (the "Class A Common Stock") of up to $150,000,000 under the Registration Statement on Form S-3 (File No. 333-283719), which was initially filed by the Registrant on December 10, 2024 and declared effective on December 20, 2024, and subsequently amended and declared effective on March 26, 2024 and March 31, 2024, respectively (the "Prior Registration Statement"). As of the date hereof, a balance of $30,494,154 of the Class A Common Stock remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is hereby registering the offer, issuance and sale of an additional amount of securities having a proposed maximum aggregate offering price of $6,098,830.80, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement. Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-3 shall also cover any additional shares of the Registrant's Class A Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A Common Stock. (2) Pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number of shares of Class A Common Stock is being registered as may be issued at indeterminate prices from time to time with an aggregate initial offering price not to exceed $6,098,830.80. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act.